UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: October 21, 2014 to November 18, 2014

Commission File Number of issuing entity: 333-165147-01

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165147

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352

38-3851353

38-7003224

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑SB			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On November 18, 2014 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 21, 2014 to November 18, 2014. The Depositor filed its most recent Form ABS-15G on August 07, 2014. The CIK number for the Depositor is 0001013611.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $18,538,636.00 for the twelve-month period ended September 30, 2014.

SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan (Loan #2 on Annex A-1 to the Prospectus Supplement) and the SunTrust Bank Portfolio II Mortgage Loan (Loan #13 on Annex A-1 to the Prospectus Supplement), constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Updated financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2014
Income and Expense		(Year-to-date)
1 Number of institutions reporting		1
2 Total interest income		4,002,548
3 Total interest expense		300,379
4 Net interest income		3,702,169
5 Provision for loan and lease losses		275,277
6 Total noninterest income		1,977,594
7 Fiduciary activities		221,404
8 Service charges on deposit accounts		483,356
9 Trading account gains & fees		99,389
10 Additional noninterest income		1,173,445
11 Total noninterest expense		3,766,352
12 Salaries and employee benefits		1,876,658
13 Premises and equipment expense		374,474
14 Additional noninterest expense		1,515,220
15 Pre-tax net operating income		1,638,134
16 Securities gains (losses)		-9,530
17 Applicable income taxes		303,714
18 Income before extraordinary items		1,324,890
19 Extraordinary gains – net		0
20 Net income attributable to bank		1,315,825
21 Net income attributable to noncontrolling interests		9,065
22 Net income attributable to bank and		1,324,890
noncontrolling interests
23 Net charge-offs		351,288
24 Cash dividends		550,000
25 Sale, conversion, retirement of capital stock, net		0
26 Net operating income		1,332,609

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2014
Assets and Liabilities		(Year-to-date)
1 Total employees (full-time equivalent)		23,303
2 Total assets		182,555,481
3 Cash and due from depository institutions		7,190,946
4 Interest-bearing balances		5,439,131
5 Securities		25,053,393
6 Federal funds sold & reverse repurchase agreements		55,116
7 Net loans & leases		132,048,604
8 Loan loss allowance		1,967,219
9 Trading account assets		3,730,216
10 Bank premises and fixed assets		1,311,617
11 Other real estate owned		177,954
12 Goodwill and other intangibles		7,190,035
13 All other assets		5,797,600
14 Total liabilities and capital		182,555,481
15 Total liabilities		160,096,726
16 Total deposits		139,608,376
17 Interest-bearing deposits		99,831,908
18 Deposits held in domestic offices		139,358,376
19 % insured		60.93%
20 Federal funds purchased & repurchase agreements		1,803,298
21 Trading liabilities		422,261
22 Other borrowed funds		13,715,739
23 Subordinated debt		1,793,321
24 All other liabilities		2,753,731
25 Total equity capital		22,458,755
26 Total bank equity capital		22,350,129
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,385,992
30 Undivided profits		8,942,537
31 Noncontrolling interests in consolidated subsidiaries		108,626

Memoranda:
32 Noncurrent loans and leases	1,881,198
33 Noncurrent loans that are wholly or partially	1,017,065
guaranteed by the U.S. government
34 Income earned, not collected on loans	603,994
35 Earning assets	165,141,609
36 Long-term assets (5+ years)	53,359,329
37 Average Assets, year-to-date	176,910,510
38 Average Assets, quarterly	180,458,201
39 Total risk weighted assets	157,310,428
40 Adjusted average assets for leverage capital	173,579,020
purposes
41 Life insurance assets	819,732
42 General account life insurance assets	505,678
43 Separate account life insurance assets	148,752
44 Hybrid life insurance assets	165,302
45 Volatile liabilities	9,775,464
46 Insider loans	55,082
47 FHLB advances	9,023,398
48 Loans and leases held for sale	1,696,268
49 Unused loan commitments	61,940,420
50 Tier 1 (core) risk-based capital	16,826,162
51 Tier 2 risk-based capital	2,613,196
52 Total unused commitments	61,940,420
53 Derivatives	227,161,880
Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 18, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: December 1, 2014

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 18, 2014 distribution.